SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Accumulated Balances of Other Comprehensive Income) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		$ 321,011	$ 265,599	$ 223,917
Total other comprehensive loss, net of tax		(2,924)	(4,943)	(5,327)
Balance		400,221	$ 321,011	$ 265,599
Unrealized gains (losses) on derivative instruments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		(1,334)
Other comprehensive income (loss) before reclassifications		(10)	$ (2,168)
Amounts reclassified from AOCI		1,364	834
Total other comprehensive loss, net of tax		1,354	(1,334)
Balance		20	(1,334)
Accumulated Foreign Currency Translation Differences [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance		800	3,680
Other comprehensive income (loss) before reclassifications		$ (2,712)	$ (2,880)
Amounts reclassified from AOCI
Total other comprehensive loss, net of tax		$ (2,712)	$ (2,880)
Balance		(1,912)	800	$ 3,680
Accumulated Other Comprehensive Income (Loss), Net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	[1]	(534)	3,680	8,517
Other comprehensive income (loss) before reclassifications		(2,722)	(5,048)
Amounts reclassified from AOCI		1,364	834
Total other comprehensive loss, net of tax		(1,358)	(4,214)
Balance	[1]	$ (1,892)	$ (534)	$ 3,680

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation and hedging transactions.